Employee Benefit Plans - Net Periodic Benefit Cost and General Information (Details) - USD ($) shares in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Net asset (liability)
Long-term liabilities	$ (26,300,000)	$ (25,300,000)
Components of net periodic benefit cost
Mandatory minimum employer contributions to pension plans	$ 0	0
Defined Contribution Plans
Maximum company match (as a percent)	4.00%
Defined contribution plan expense recognized	$ 16,900,000	$ 16,600,000	$ 15,200,000
Maximum percentage of employee compensation match by employer to employee stock ownership plan	50.00%
Shares held by the ESOP plan (in shares)	0.8	0.9	1.0
Deferred Compensation - Cash
Deferred compensation plan, employer matching contribution (percent)	4.00%
Deferred compensation arrangement, compensation distribution period	10 years
Cash
Deferred Compensation - Cash
Deferred compensation, Rabbi Trust	$ 6,600,000	$ 6,100,000
Short-term Investments
Deferred Compensation - Cash
Deferred compensation, Rabbi Trust	$ 7,700,000	$ 5,500,000
Defined Benefit Plans
Weighted-average assumptions for benefit obligations
Discount rate (as a percent)	2.10%	3.00%
Rate of compensation increase (as a percent)	3.80%	3.80%
Weighted-average assumptions for net periodic benefit cost
Discount rate (as a percent)	3.00%	4.10%	3.50%
Rate of compensation increase (as a percent)	3.80%	3.80%	3.80%
Expected long-term return on plan assets (as a percent)	6.60%	6.30%	6.30%
Weighted-average cash balance interest crediting rate (as a percent)	4.00%	4.00%	4.00%
Net asset (liability)
Current liabilities	$ (1,500,000)	$ (1,500,000)
Long-term liabilities	(22,500,000)	(20,900,000)
Net pension liability	(24,000,000.0)	(22,400,000)
Components of net periodic benefit cost
Service cost	3,000,000.0	2,800,000	$ 3,100,000
Interest cost	4,500,000	6,100,000	5,500,000
Expected return on plan assets	(9,800,000)	(9,700,000)	(10,300,000)
Amortization of unrecognized loss	5,100,000	3,100,000	4,300,000
Amortization of prior service credit	200,000	200,000	300,000
Net periodic benefit cost	3,000,000.0	2,500,000	$ 2,900,000
Estimated future benefit payments
2021	13,900,000
2022	14,300,000
2023	14,600,000
2024	14,400,000
2025	14,700,000
2026-2030	62,700,000
Executive supplemental and director defined benefit pension plans
Components of net periodic benefit cost
Company's contribution to pension plan	1,500,000	$ 1,600,000
Expected employer contributions in next fiscal year	$ 1,500,000